Index Funds

737 Bishop Street

Mauka Tower, Suite 2850

Honolulu, Hawaii 96813

December 21, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Index Funds (the “Trust”)

File Nos. 333-129930, 811-21836

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the 497(e) supplement dated December 4, 2020 (Accession Number: 0001398344-20-023975) to the Prospectus and Summary Prospectus dated July 28, 2020. The purpose of this filing is to submit the 497(e) filing in XBRL for the Index Funds S&P 500® Equal Weight.

Please address any comments on this filing to counsel to the Trust, Kevin T. Teng at 303-892-7359.

Sincerely,

/s/ Michael G. Willis

Michael G. Willis

Secretary

Enclosure

cc:	Kevin T. Teng, Esq.

Davis Graham & Stubbs LLP